Bank loan	6 Months Ended
Sep. 30, 2014
Bank loan
Bank loan

4Bank loan

On August 12, 2013, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%. The Group repaid the bank loan in full on August 11, 2014.

On August 25, 2014, the Group borrowed RMB60,000 (US$9,775) from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.6%.

The bank loans are denominated in RMB and are collateralized by certain buildings of the Group (see Note 3).